Income from operations (Tables)	12 Months Ended
Dec. 31, 2018
Income from operations [Abstract]
Income from operations (Tables), Sales and costs by nature [Text Block]

Philips Group

Sales and costs by nature

in millions of EUR

2016 - 2018

	2016	2017	2018
Sales	17,422	17,780	18,121
Costs of materials used	(5,030)	(4,918)	(4,826)
Employee benefit expenses	(5,298)	(5,824)	(5,827)
Depreciation and amortization	(976)	(1,025)	(1,089)
Shipping and handling	(545)	(602)	(605)
Advertising and promotion	(915)	(939)	(937)
Lease expense [1]	(223)	(227)	(225)
Other operational costs [2]	(2,963)	(2,804)	(2,948)
Other business income (expenses)	(6)	76	55
Income from operations	1,464	1,517	1,719
[1] Lease expense includes EUR 32 million (2017: EUR 38 million, 2016: EUR 30 million) of other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor
[2] Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3rd party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 81 million government grants recognized in 2018 (2017: EUR 90 million, 2016: EUR 79 million). The grants mainly relate to research and development activities and business development.

Income from operations (Tables), Sales composition [Text Block]

Philips Group

Sales composition

in millions of EUR

2016 - 2018

	2016	2017	2018
Goods	13,568	13,974	14,056
Services	3,478	3,477	3,325
Royalties	375	329	402
Total sales from contracts with customers			17,784
Other sources [1]			338
Sales	17,422	17,780	18,121
[1] Other sources mainly includes leases

Income from operations (Tables), Disaggregation of Sale per segment [Text Block]

Philips Group

Disaggregation of Sale per segment

in millions of EUR

2016 - 2018

	2016	2017	2018
	Total sales	Total sales	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources [1]	Total sales [2]
Diagnosis & Treatment	6,686	6,891	4,883	2,328	7,212	34	7,245
Connected Care & Health Informatics	3,158	3,163	2,124	914	3,038	46	3,084
Personal Health	7,099	7,310	6,952	18	6,969	258	7,228
Other	479	416	310	254	564	-	564
Philips Group	17,422	17,780	14,270	3,514	17,784	338	18,121
[1] Sales from other sources mainly includes leases
[2] Represents revenue from external customers as required by IFRS 8 Operating Segments.

Income from operations (Tables), Disaggregation of Sales per geographical cluster [Text Block]

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

2016 - 2018

	2016	2017	2018
	Total sales	Total sales	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources [1]	Total sales [2]
Western Europe	3,756	3,802	3,174	781	3,955	35	3,990
North America	6,279	6,409	4,616	1,696	6,311	27	6,338
Other mature geographies	1,792	1,707	1,280	339	1,619	273	1,892
Total mature geographies	11,826	11,918	9,070	2,815	11,885	335	12,221
Growth geographies	5,596	5,862	5,200	699	5,898	2	5,901
Sales	17,422	17,780	14,270	3,514	17,784	338	18,121
[1] Sales from other sources mainly includes leases
[2] Represents revenue from external customers as required by IFRS 8 Operating Segments.

Income from operations (Tables), Employee benefit expenses [Text Block]

Philips Group

Employee benefit expenses

in millions of EUR

2016 - 2018

	2016	2017	2018
Salaries and wages [1]	4,422	4,856	4,849
Post-employment benefits costs	279	347	351
Other social security and similar charges:
- Required by law	489	514	524
- Voluntary	108	108	103
Employee benefit expenses	5,298	5,824	5,827
[1] Salaries and wages includes EUR 102 million (2017: EUR 122 million, 2016: EUR 95 million) of share-based compensation expenses.

Income from operations (Tables), Employees [Text Block]

Philips Group

Employees

in FTEs

2016 - 2018

	2016	2017	2018
Production	27,899	27,697	30,774
Research & development	9,087	9,787	10,700
Other	24,565	26,314	26,175
Employees	61,552	63,798	67,649
3rd party workers	8,050	8,098	7,239
Continuing operations	69,602	71,895	74,888
Discontinued operations	43,971	43,497
Philips Group	113,572	115,392	74,888

Income from operations (Tables), Employees per geographical location [Text Block]

Philips Group

Employees per geographical location

in FTEs

2016 - 2018

	2016	2017	2018
Netherlands	11,199	11,308	11,427
Other countries	58,403	60,587	63,460
Continuing operations	69,602	71,895	74,888
Discontinued operations	43,971	43,497
Philips Group	113,572	115,392	74,888

Income from operations (Tables), Depreciation and amortization [Text Block]

Philips Group

Depreciation and amortization [1]

in millions of EUR

2016 - 2018

	2016	2017	2018
Depreciation of property, plant and equipment	458	437	438
Amortization of software	49	50	64
Amortization of other intangible assets	244	260	347
Amortization of development costs	225	277	240
Depreciation and amortization	976	1,025	1,089
[1] Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Income from operations (Tables), Agreed fees [Text Block]

Philips Group

Agreed fees

in millions of EUR

2016 - 2018

	2016			2017			2018
	EY NL 1	EY Network	Total	EY NL 1	EY Network	Total	EY NL 1	EY Network	Total
Audit fees	8.8	9.6	18.4	9.0	8.9	17.9	6.5	4.9	11.3
-consolidated financial statements	8.8	4.6	13.4	9.0	4.4	13.4	6.5	2.3	8.8
-statutory financial statements		5	5.0	0.0	4.5	4.5		2.5	2.5

Audit-related fees [2]	1.5	0.8	2.3	0.8	0.7	1.5	0.5	0.3	0.9
-Acquisitions and divestments	0.8	0.1	0.9	0.0	0.0	0.0
-Sustainability assurance	0.7	0.0	0.7	0.7	0.0	0.7	0.4		0.4
-Other		0.7	0.7	0.1	0.7	0.8	0.1	0.3	0.5
Fees	10.3	10.4	20.7	9.7	9.6	19.4	7.0	5.2	12.2
[1] Ernst & Young Accountants LLP
[2] Also known as Assurance fees

Income from operations (Tables), Other business income (expenses) [Text Block]

Philips Group

Other business income (expenses)

in millions of EUR

2016 - 2018

	2016	2017	2018
Result on disposal of businesses:
- income	1	15	45
- expense	(4)	(5)	-
Result on disposal of fixed assets:
- income	4	96	20
- expense	(1)	(1)	(1)
Result on other remaining businesses:
- income	13	41	23
- expense	(17)	(62)	(32)
Impairment of goodwill [1]	(1)	(9)
Other business income (expense)	(6)	76	55
Total other business income	17	152	88
Total other business expense	(23)	(76)	(33)
[1] Further information on goodwill movement can be found in Goodwill